Deposit	12 Months Ended
Dec. 31, 2012
DepositDisclosures [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 6 – Deposits

At year end 2012, stated maturities of time deposits were as follows:

2013	$172,507
2014	28,969
2015	42,312
2016	67,050
2017	18,317
Thereafter	28
Total	$329,183

Time deposits of $100 or more at December 31, 2012 and 2011 were $95,761 and $100,616, respectively.